Employee benefit expenses Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee benefit expenses
Short-term employee benefits	£ (2,938)	£ (4,838)	£ (6,893)
Termination benefits	(5,725)
Share-based payments	(2,341)	(2,349)	(284)
Post-employment benefits	(26)	(8)	(8)
Total key management compensation	£ (11,030)	£ (7,195)	£ (7,185)